Investment in joint venture - Disclosure of detailed information about cash flows of AGM of joint venture (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of transactions between related parties [line items]
Operating cash flow before working capital changes	$ (5,509)	$ (5,314)
Operating activities	(3,634)	1,784
Investing activities	2,864	1,032
Financing activities	(108)	(130)
Impact of foreign exchange on cash and cash equivalents	37	(96)
Increase in cash and cash equivalents during the year	(841)	2,590
Cash and cash equivalents, beginning of year	56,111	53,521
Cash and cash equivalents, end of year	55,270	56,111
Asanko Gold Mine (AGM) [Member]
Disclosure of transactions between related parties [line items]
Operating activities	100,720	75,479
Investing activities	(50,706)	(16,452)
Financing activities	(2,209)	(15,590)
Impact of foreign exchange on cash and cash equivalents	(421)	(1,377)
Increase in cash and cash equivalents during the year	47,384	42,060
Cash and cash equivalents, beginning of year	91,271	49,211
Cash and cash equivalents, end of year	$ 138,655	$ 91,271